Leases - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Incremental borrowing rate applied to lease liabilities	5.77%
Lease commitment for plant and machinery	₨ 220.0	₨ 300.0
Average effective tax rate	3.67%	8.10%
Lessee operating lease term of contract	12 months
Plant Machinery and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease assets	₨ 0.3